Trade and other payables - current (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Trade and other payables - current [Abstract]
Trade payables	$ 80.9	$ 71.5
Tax and social security	72.9	84.3
Accruals	359.2	347.7
Total trade and other payables	513.0	503.5
Vacation and payroll	79.7	82.8
Commission and employee bonuses	133.1	90.5
Integration and divestiture expenses	6.6	30.1
Consulting and audit fees	$ 26.8	$ 23.8